Summary of significant accounting policies - Others (Details)	12 Months Ended
	Dec. 31, 2025 CNY (¥) segment	Dec. 31, 2025 USD ($) segment	Dec. 31, 2024 CNY (¥)	Dec. 31, 2023 CNY (¥)
Long-term investments.
Impairment loss of long-term investment	¥ 0		¥ 0	¥ 0
Unrealized gain	2,848,536	$ 391,211
Revenue recognition
Revenue recognized included in the receipts in advances from customers	11,200,000		9,900,000
Total revenues	978,773,000	$ 139,963,000	1,006,071,000	1,069,413,000
Sales and marketing expenses
Advertising expenditures	¥ 1,640,000		1,218,000	1,035,000
Segment reporting
Number of reportable segments | segment	1	1
Number of operating segments | segment	1	1
Statutory reserves
Appropriation to the general reserve fund (as a percent)	10.00%	10.00%
Required general reserve fund to avoid net profit allocation to general reserve (as a percent)	50.00%	50.00%
Portion of after-tax profit to be allocated to statutory surplus fund under PRC law (as a percent)	10.00%	10.00%
Required statutory surplus fund/registered capital ratio to avoid net profit allocation to statutory surplus fund (as a percent)	50.00%	50.00%
Profit appropriation to statutory surplus fund	¥ 0		0	0
Appropriation of profits to other reserves funds	0		0	0
Volatility | Non recurring
Long-term investments.
Fair Value	¥ 9,243,000
Measurement input	55.1
Recommendation services
Revenue recognition
Total revenues	¥ 801,186,000	$ 114,568,000	698,056,000	744,427,000
Recommendation service of loan
Revenue recognition
Total revenues	757,500,000		564,000,000	343,800,000
Recommendation service of credit card
Revenue recognition
Total revenues	¥ 43,700,000		¥ 134,000,000	¥ 400,600,000